Interests in Other Entities - Financial Information of Joint Ventures and Associates (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Interests In Other Entities [Abstract]
Carrying amount of interests in joint ventures and associates	$ 1,628	$ 1,614
Our share of:
Net income (loss)	94	(17)
Other comprehensive income (loss)	(37)	(63)
Total comprehensive income (loss)	$ 57	$ (80)